INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2023
Income Tax [Abstract]
Effective Income Tax Rate Reconciliation
The reconciliation of income taxes at Canadian statutory rates with the income tax expense is as follows:

	2023	2022
Earnings before income taxes	$296.3	$153.6
Canadian statutory income tax rates	26.53%	26.54%
Income taxes at Canadian statutory rates	$78.6	$40.8
Effect of differences in tax rates in other jurisdictions	(3.5)	(16.8)
Unrecognized tax benefits and tax benefits not previously recognized	1.4	2.2
(Non-taxable revenues) Non-deductible expenses	(2.8)	1.5
Tax impact on after-tax profit of equity accounted investees	(13.0)	(12.1)
Prior years' tax adjustments	0.5	(1.5)
Other	3.2	(10.5)
Income tax expense	$64.4	$3.6
Effective tax rate	22%	2%

Schedule of Components of Income Tax Expense (Benefit)
Significant components of the provision for the income tax expense are as follows:

	2023	2022
Current income tax expense :
Current year	$53.2	$30.4
Prior years' tax adjustments	0.8	3.1
Deferred income tax (recovery) expense:
Tax benefit not previously recognized used to reduce the deferred tax expense	(2.2)	(4.1)
Change in income tax rates	—	(6.6)
Origination and reversal of temporary differences	12.6	(19.2)
Income tax expense	$64.4	$3.6

Disclosure of temporary difference, unused tax losses and unused tax credits
During the year ended March 31, 2023, movements in temporary differences are as follows:

						Foreign
	Balance					currency
	beginning	Recognized	Recognized	Recognized	Business	exchange	Balance
	of year	in income	in OCI	in equity	combinations	differences	end of year
Non-capital loss carryforwards	$96.9	$(3.3)	$—	$—	$—	$5.7	$99.3
Unclaimed research & development expenditures	86.6	75.8	—	—	—	(0.1)	162.3
Capital loss carryforwards	4.4	4.9	—	—	—	—	9.3
Investment tax credits	(85.4)	3.3	—	—	—	—	(82.1)
Property, plant and equipment and right-of-use of assets	(86.2)	(23.8)	—	—	(2.8)	(7.0)	(119.8)
Intangible assets	(90.2)	(19.6)	—	—	—	(4.9)	(114.7)
Deferred revenues, contract assets and contract liabilities	1.2	(21.6)	—	—	1.5	(0.3)	(19.2)
Foreign currency exchange difference	2.6	(8.9)	4.2	—	—	(0.3)	(2.4)
Derivative financial assets and liabilities	(0.2)	5.0	5.7	—	(0.8)	(1.1)	8.6
Defined benefit obligation	27.2	0.2	(19.7)	—	—	—	7.7
Amounts not currently deductible	83.1	(4.7)	—	—	—	1.9	80.3
Other	(16.3)	(17.7)	—	—	—	0.5	(33.5)
Net deferred tax assets (liabilities)	$23.7	$(10.4)	$(9.8)	$—	$(2.1)	$(5.6)	$(4.2)

During the year ended March 31, 2022, movements in temporary differences are as follows:

						Foreign
	Balance					currency
	beginning	Recognized	Recognized	Recognized	Business	exchange	Balance
	of year	in income	in OCI	in equity	combinations	differences	end of year
Non-capital loss carryforwards	$48.1	$48.3	$—	—	$0.2	$0.3	$96.9
Unclaimed research & development expenditures	70.8	15.9	—	—	(0.1)	—	86.6
Capital loss carryforwards	1.1	1.0	—	—	2.3	—	4.4
Investment tax credits	(76.4)	(9.0)	—	—	—	—	(85.4)
Property, plant and equipment and right-of-use of assets	(75.2)	(6.5)	—	—	(4.6)	0.1	(86.2)
Intangible assets	(92.5)	8.3	—	—	(5.9)	(0.1)	(90.2)
Deferred revenues, contract assets and contract liabilities	1.5	(42.2)	—	—	41.6	0.3	1.2
Foreign currency exchange difference	(1.4)	9.2	(4.9)	—	—	(0.3)	2.6
Derivative financial assets and liabilities	(6.5)	6.2	0.6	—	—	(0.5)	(0.2)
Defined benefit obligation	57.2	4.3	(33.4)	—	—	(0.9)	27.2
Amounts not currently deductible	65.0	4.6	—	—	13.5	—	83.1
Other	(10.3)	(10.2)	—	3.7	—	0.5	(16.3)
Net deferred tax (liabilities) assets	$(18.6)	$29.9	$(37.7)	$3.7	$47.0	$(0.6)	$23.7
The non-capital losses incurred in various jurisdictions expire as follows:

Expiry date	Unrecognized	Recognized
2024-2028	$31.4	$18.4
2029-2043	26.8	149.9
No expiry date	146.0	212.2
	$204.2	$380.5